Net Income (Loss) Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings Per Share [Abstract]
Net income (loss)	$ 270	$ 130
Weighted average ordinary shares used to calculate basic net income (loss) per share (in shares)	1,066	1,058
Equity-classified shared-based awards (in shares)	12	7
Weighted average ordinary shares used to calculate diluted net income (loss) per share (in shares)	1,078	1,065
Income (loss) per share attributable to ordinary shareholders — basic
Net income (loss) per ordinary share - basic (in dollars per share)	$ 0.25	$ 0.12
Income (loss) per share attributable to ordinary shareholders — diluted
Net income (loss) per ordinary share - diluted (in dollars per share)	$ 0.25	$ 0.12